Document and Entity Information	Jan. 05, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 05, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 05, 2024
Document Effective Date	Jan. 05, 2024
Prospectus Date	Jan. 27, 2023